Revenue - Schedule of Revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue - Schedule of Revenue (Details) [Line Items]
Revenue	¥ 722,855	¥ 755,671	¥ 682,587
Non-surgical aesthetic medical services [member]
Revenue - Schedule of Revenue (Details) [Line Items]
Revenue	541,082	557,836	474,874
Surgical aesthetic medical services [member]
Revenue - Schedule of Revenue (Details) [Line Items]
Revenue	126,790	125,369	143,057
General healthcare services and other aesthetic medical services [member]
Revenue - Schedule of Revenue (Details) [Line Items]
Revenue	¥ 54,983	¥ 72,466	¥ 64,656